Investments in subsidiaries, associates and joint ventures - Financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments in associates and joint ventures
Current assets	$ 22,360	$ 24,403
Non-current assets.	67,082	67,604
Total assets	89,442	92,007
Current liabilities	15,198	14,594
Non-current liabilities	38,938	42,592
Total liabilities	54,136	57,186
Stockholders' equity	35,306	34,821	$ 38,993	$ 44,832
Net revenue	54,502	39,545	36,549
Net income (loss)	$ 24,844	6,255	$ 439
Number of joint ventures in which Vale holds the majority of the voting capital | item	5
VLI
Investments in associates and joint ventures
Current assets	$ 494	614
Non-current assets.	3,550	3,737
Total assets	4,044	4,351
Current liabilities	580	607
Non-current liabilities	2,085	2,123
Total liabilities	2,665	2,729
Stockholders' equity	1,379	1,622
Net revenue	1,109	1,011
Net income (loss)	(136)	(59)
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Current assets	112	138
Non-current assets.	824	711
Total assets	936	849
Current liabilities	46	48
Non-current liabilities	223	134
Total liabilities	269	182
Stockholders' equity	667	668
Net revenue	185	186
Net income (loss)	96	51
Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Non-current assets.	206	229
Total assets	206	229
Stockholders' equity	206	229
Net income (loss)	(7)	(15)
California Steel Industries, Inc
Investments in associates and joint ventures
Current assets		336
Non-current assets.		344
Total assets		680
Current liabilities		63
Non-current liabilities		148
Total liabilities		211
Stockholders' equity		469
Net revenue		665
Net income (loss)		(14)
Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Current assets	566	346
Non-current assets.	2,615	2,234
Total assets	3,181	2,581
Current liabilities	438	737
Non-current liabilities	2,545	2,623
Total liabilities	2,983	3,360
Stockholders' equity	198	(779)
Net revenue	2,242	1,176
Net income (loss)	891	(835)
Pelletizing
Investments in associates and joint ventures
Current assets	425	300
Non-current assets.	267	258
Total assets	692	558
Current liabilities	166	53
Non-current liabilities	1
Total liabilities	167	53
Stockholders' equity	525	504
Net revenue	396	104
Net income (loss)	250	73
MRS Logistica S.A.
Investments in associates and joint ventures
Current assets	497	412
Non-current assets.	1,910	1,701
Total assets	2,407	2,113
Current liabilities	447	389
Non-current liabilities	1,092	898
Total liabilities	1,539	1,286
Stockholders' equity	868	827
Net revenue	820	640
Net income (loss)	$ 155	70
Nacala Corridor Holding Netherlands B.V.
Investments in associates and joint ventures
Current assets		524
Non-current assets.		4,349
Total assets		4,874
Current liabilities		573
Non-current liabilities		4,684
Total liabilities		5,257
Stockholders' equity		(383)
Net revenue		611
Net income (loss)		$ (87)